SEGMENT INFORMATION (Details Narrative) - Revenue Benchmark [Member] - Customer Concentration Risk [Member] - Customer [Member]	6 Months Ended
Jun. 30, 2025
MOROCCO
Revenue, Major Customer [Line Items]
Concentration risk, percentage	27.90%
MALI
Revenue, Major Customer [Line Items]
Concentration risk, percentage	18.40%
BURKINA FASO
Revenue, Major Customer [Line Items]
Concentration risk, percentage	8.50%
Other [Member]
Revenue, Major Customer [Line Items]
Concentration risk, percentage	1.00%